UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Fidelity®
New York AMT
Tax-Free Money Market Fund -
New York AMT Tax-Free
Money Market

Institutional Class

Service Class

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
New York AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,016.40	$ 1.52
HypotheticalA	$ 1,000.00	$ 1,023.69	$ 1.53
Institutional Class
Actual	$ 1,000.00	$ 1,016.90	$ 1.02
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02
Service Class
Actual	$ 1,000.00	$ 1,015.60	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
New York AMT Tax-Free Money Market	.30%
Institutional Class	.20%
Service Class	.45%

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/08	% of fund's investments 7/31/07	% of fund's investments 1/31/07
0 - 30	91.2	91.1	91.7
31 - 90	1.7	3.4	1.0
91 - 180	3.7	0.9	3.5
181 - 397	3.4	4.6	3.8
Weighted Average Maturity
	1/31/08	7/31/07	1/31/07
Fidelity New York AMT Tax-Free Money Market Fund	21 Days	23 Days	24 Days
New York Tax-Free Money Market Funds Average*	24 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
Variable Rate Demand Notes (VRDNs) 85.9%	Variable Rate Demand Notes (VRDNs) 85.2%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 8.1%
Tender Bonds 1.4%	Tender Bonds 0.0%
Municipal Notes 6.4%	Municipal Notes 4.4%
Fidelity Tax-Free Cash Central Fund 0.0%	Fidelity Tax-Free Cash Central Fund 0.6%
Other Investments 1.3%	Other Investments 1.1%
Net Other Assets 5.0%	Net Other Assets 0.6%

*Source: iMoneyNet, Inc.

Annual Report

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
New York AMT Tax-Free Money Market	2.73%	3.20%	3.36%	3.58%	3.23%
If Fidelity had not reimbursed certain fund expenses	-	-	-	-	3.21%

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
Institutional Class	2.82%	3.30%	3.46%	-	-
If Fidelity had not reimbursed certain fund expenses	2.77%	3.25%	3.41%	-	-

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
Service Class	2.57%	3.05%	3.21%	-	-
If Fidelity had not reimbursed certain fund expenses	2.53%	3.00%	3.15%	-	-

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 95.0%
	Principal Amount	Value
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. Series 2005 A, 2.45% (MBIA Insured), VRDN (b)	$ 9,000,000	$ 9,000,000
Florida - 0.2%
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series DBE 530, 2.26% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,255,000	6,255,000
New York - 85.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series C, 2.14%, LOC Bank of America NA, VRDN (b)	2,160,000	2,160,000
Arlington Central School District BAN 4.25% 5/16/08	16,000,000	16,024,590
Babylon Union Free School District TAN 4.25% 6/27/08	3,500,000	3,507,757
Binghamton Gen. Oblig. BAN 2.75% 1/30/09 (a)	3,970,000	3,995,964
Camden Central School District BAN 4% 3/21/08	6,479,636	6,482,228
Canandaigua School District BAN Series A, 4% 6/17/08	6,177,677	6,184,583
Carthage Central School District BAN 4.25% 8/8/08	13,000,000	13,032,961
Central Islip Union Free School District Bonds 4.25% 6/30/08	22,000,000	22,047,818
Commack Union Free School District TAN 4.25% 6/30/08	10,000,000	10,023,417
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 2.14%, LOC KeyBank NA, VRDN (b)	95,000	95,000
East Syracuse-Minoa Central School District BAN 4.25% 6/27/08	10,433,000	10,454,387
Erie County Indl. Dev. Agcy. School Facilities Rev. Participating VRDN:
Series Putters 2090, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,200,000	3,200,000
Series ROC II R 11175, 2.27% (Liquidity Facility Citibank NA) (b)(d)	10,980,000	10,980,000
Hampton Bays Union Free School District TAN 4.25% 6/26/08	8,000,000	8,018,632
Horseheads Central School District BAN 4% 10/10/08	13,650,000	13,701,738
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series EGL 07 0030, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	110,000,000	110,000,001
Series Putters 1649, 3.05% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,715,000	10,715,000
Ithaca Gen. Oblig. BAN 3.25% 1/16/09	13,130,888	13,189,437
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 2.83%, LOC Manufacturers & Traders Trust Co., VRDN (b)	10,525,000	10,525,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 2.24% (Liquidity Facility Bank of America NA) (b)(d)	$ 17,100,000	$ 17,100,000
Series MS 06 1416, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	10,100,000	10,100,000
Series MS 06 2250, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	30,000,000	30,000,000
Series MS 1207, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	8,000,000	8,000,000
Series MS 1251, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	1,940,000	1,940,000
Series ROC II R 11092, 2.27% (Liquidity Facility Citibank NA) (b)(d)	6,560,000	6,560,000
Series ROC II R 11218, 2.27% (Liquidity Facility Citibank NA) (b)(d)	7,595,000	7,595,000
Long Island Pwr. Auth. Participating VRDN Series Solar 06 119, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,500,000	6,500,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series A, 5.75% 12/1/24 (Pre-Refunded to 6/1/08 @ 101) (c)	4,000,000	4,065,330
Participating VRDN:
Series MS 06 1943, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	2,847,500	2,847,500
Series Putters 1914, 3.05% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,495,000	6,495,000
Series SG 125, 2.22% (Liquidity Facility Societe Generale) (b)(d)	5,200,000	5,200,000
Series 2001 1B, 1.75%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	6,300,000	6,300,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1968, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,470,000	8,470,000
Middle Country Century School District Centereach TAN 4.25% 6/30/08	5,000,000	5,012,115
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)	1,675,000	1,675,000
Mount Sinai Union Free School District TAN 4.25% 6/30/08	11,000,000	11,023,889
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 2%, LOC LaSalle Bank NA, VRDN (b)	5,400,000	5,400,000
Nassau County Interim Fin. Auth. Series 2002 B, 2.39% (FSA Insured), VRDN (b)	5,840,000	5,840,000
Nassau Health Care Corp. Rev.:
Series 2004 C2, 1.95% (FSA Insured), VRDN (b)	2,210,000	2,210,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Nassau Health Care Corp. Rev.: - continued
Series 2004 C3, 2.36% (FSA Insured), VRDN (b)	$ 1,400,000	$ 1,400,000
New York Participating VRDN Series LB 06 P36, 2.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	17,000,000	17,000,000
New York City Gen. Oblig.:
Bonds:
Series G, 5% 8/1/08	2,000,000	2,012,936
Series H, 4% 8/1/08	2,100,000	2,110,977
Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	4,860,000	4,860,000
Participating VRDN:
Series Austin 173, 2.24% (Liquidity Facility Bank of America NA) (b)(d)	70,000,000	70,000,000
Series BS 334, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,080,000	10,080,000
Series MS 00 394, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	1,250,000	1,250,000
Series MS 01 525, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	5,910,000	5,910,000
Series MS 06 1973, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	15,310,000	15,310,000
Series MS 06 1974, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	26,400,000	26,400,000
Series MS 06 2010, 2.18% (Liquidity Facility DEPFA BANK PLC) (b)(d)	31,415,000	31,415,000
Series MT 377, 2.22% (Liquidity Facility DEPFA BANK PLC) (b)(d)	9,900,000	9,900,000
Series MT 393, 2.75% (Liquidity Facility BNP Paribas SA) (b)(d)	9,320,000	9,320,000
Series PT 2217, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305,000	5,305,000
Series PT 2544, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,295,000	16,295,000
Series PT 2848, 2.2% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,795,000	8,795,000
Series PT 3330, 2.65% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,780,000	5,780,000
Series PT 962, 2.2% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,000,000	2,000,000
Series PT 991, 2.65% (Liquidity Facility BNP Paribas SA) (b)(d)	10,000,000	10,000,000
Series Putters 1221, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	17,755,000	17,755,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1299, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 10,685,000	$ 10,685,000
Series Putters 1341, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,315,000	7,315,000
Series Putters 2182, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	22,825,000	22,825,000
Series Putters 2204, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,800,000	6,800,000
Series Putters 2206, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,620,000	14,620,000
Series Putters 2208, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680,000	5,680,000
Series Putters 2279, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,175,000	11,175,000
Series Putters 2467, 2.25% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	2,600,000	2,600,000
Series Putters 647, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,650,000	7,650,000
Series ROC II R4563, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,835,000	10,835,000
Series 1994 E3, 1.9%, LOC WestLB AG, VRDN (b)	1,600,000	1,600,000
Series 1995 B9, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	6,600,000	6,600,000
Series 1995 F4, 1.95%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,250,000	1,250,000
Series 1996 J2, 2.1%, LOC WestLB AG, VRDN (b)	20,400,000	20,400,000
Series 2003 C4, 2.24%, LOC BNP Paribas SA, VRDN (b)	7,850,000	7,850,000
Series 2004 A6, 2.03%, LOC Landesbank Baden-Wuert, VRDN (b)	2,500,000	2,500,000
Series 2004 H6, 1.93%, LOC Bank of America NA, VRDN (b)	24,375,000	24,375,000
Series 2006 E2, 1.8%, LOC Bank of America NA, VRDN (b)	900,000	900,000
Series 2006 I8, 1.95%, LOC Bank of America NA, VRDN (b)	8,500,000	8,500,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 1.95%, LOC Landesbank Hessen-Thuringen, VRDN (b)	14,705,000	14,705,000
(Columbus Apts. Proj.) Series A, 2.29%, LOC Fannie Mae, VRDN (b)	2,050,000	2,050,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 1997 A, 2.29%, LOC Fannie Mae, VRDN (b)	3,230,000	3,230,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Lycee Francais de New York Proj.) Series 2002 B, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,100,000	$ 1,100,000
(Mercy College Proj.) Series A, 2.22%, LOC KeyBank NA, VRDN (b)	6,000,000	6,000,000
(Sephardic Cmnty. Youth Ctr. Proj.) 2.25%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,000,000	5,000,000
(The Birch Wathen Lenox School Proj.) 2.23%, LOC Allied Irish Banks PLC, VRDN (b)	2,510,000	2,510,000
New York City Indl. Dev. Agcy. Rev.:
(123 Washington LLC Proj.) 2%, LOC Landesbank Baden-Wuert, VRDN (b)	11,000,000	11,000,000
(One Bryant Park LLC Proj.):
Series A, 2.21%, LOC Bank of America NA, LOC Citibank NA, VRDN (b)	35,000,000	35,000,000
Series B, 1.9%, LOC Bank of America NA, LOC Citibank NA, VRDN (b)	2,000,000	2,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,100,000	10,100,000
Series EGL 06 74 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,000,000	13,000,000
Series LB 06 P46U, 2.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000,000	10,000,000
Series Merlots 00 DDD, 2.22% (Liquidity Facility Wachovia Bank NA) (b)(d)	16,755,000	16,755,000
Series MS 06 1351, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	13,300,000	13,300,000
Series MS 06 1607, 2.25% (Liquidity Facility DEPFA BANK PLC) (b)(d)	27,600,000	27,600,000
Series MS 1105, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	3,660,000	3,660,000
Series PA 1327, 2.24% (Liquidity Facility Bank of New York, New York) (b)(d)	5,000,000	5,000,000
Series PA 921, 2.22% (Liquidity Facility Bank of New York, New York) (b)(d)	19,970,000	19,970,000
Series PT 06 3385, 2.24% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,280,000	6,280,000
Series PT 3992, 2.22% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,000,000	3,000,000
Series Putters 2380, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,305,000	8,305,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 2489, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,300,000	$ 1,300,000
Series Putters 624, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,545,000	3,545,000
Series ROC II R 10271, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,425,000	10,425,000
Series ROC II R 12010, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,600,000	5,600,000
Series ROC II R 602, 2.27% (Liquidity Facility Citibank NA) (b)(d)	4,500,000	4,500,000
Series ROC II R3, 3.27% (Liquidity Facility Citibank NA) (b)(d)	7,000,000	7,000,000
Series ROC II R406, 2.27% (Liquidity Facility Citibank NA) (b)(d)	12,530,000	12,530,000
Series SGC 08 25, 2.25% (Liquidity Facility Societe Generale) (b)(d)	15,000,000	15,000,000
2.22% (Liquidity Facility Bank of New York, New York) (b)(d)	4,195,000	4,195,000
Series 2000 C, 1.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,000,000	1,000,000
Series 2003 F1, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,680,000	1,680,000
Series 2003 F2, 1.88% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	2,005,000	2,005,000
Series 2008 BB2, 1.95% (Liquidity Facility Bank of America NA), VRDN (b)	6,800,000	6,800,000
Series 2008 BB4, 2.1% (Liquidity Facility Fortis Banque SA), VRDN (b)	8,200,000	8,200,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 07 0014, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	12,000,000	12,000,000
Series EGL 07 0029, 4.76% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	18,850,000	18,850,000
New York City Transitional Fin. Auth. Rev.:
Bonds:
Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	13,765,000	13,765,000
Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 07 0019, 2.26% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 7,865,000	$ 7,865,000
Series EGL 07 0024, 2.26% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	22,785,000	22,785,000
Series FRRI 01 N11, 2.1% (Liquidity Facility Bank of New York, New York) (b)(d)	5,075,000	5,075,000
Series FRRI 02 L21, 2.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,175,000	22,175,000
Series Merlots 99 G, 2.22% (Liquidity Facility Wachovia Bank NA) (b)(d)	33,995,000	33,995,000
Series Merlots A40, 2.24% (Liquidity Facility Bank of New York, New York) (b)(d)	4,845,000	4,845,000
Series MS 00 283, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	11,245,000	11,245,000
Series MS 01 698, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	9,932,000	9,932,000
Series MS 06 1401, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	14,300,000	14,300,000
Series MS 06 1857, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	6,987,500	6,987,500
Series MS 06 2062, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	32,000,000	32,000,000
Series MSDW 00 319, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	9,225,000	9,225,000
Series PT 1814, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,230,000	5,230,000
Series PT 1839, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,360,000	5,360,000
Series Putters 1155, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	23,620,000	23,620,000
Series Putters 1720, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,595,000	11,595,000
Series Putters 2114, 2.35% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,790,000	15,790,000
Series Putters 2256, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,500,000	10,500,000
Series Putters 305, 2.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,485,000	8,485,000
Series Putters 424, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,845,000	6,845,000
Series Putters 628, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,260,000	7,260,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 830, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 20,985,000	$ 20,985,000
Series ROC II R 8060, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	26,175,000	26,175,000
Series ROC II R1039, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,365,000	2,365,000
Series ROC II R2052, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,980,000	1,980,000
Series ROC II R2054, 2.53% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,740,000	3,740,000
Series 2003 1D, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,000,000	1,000,000
Series 2003 1E, 2.05% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	1,780,000	1,780,000
Series 2003 2B, 1.99% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,450,000	1,450,000
Series 2003 2D, 1.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	8,600,000	8,600,000
Series A, 1.99% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,000,000	3,000,000
Series C, 1.93% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,080,000	7,080,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	23,000,000	23,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Austin 160, 2.24% (Liquidity Facility Bank of America NA) (b)(d)	11,050,000	11,050,000
Series ROC II R 12061, 2.32% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,780,000	2,780,000
Series ROC II R 12106, 2.31% (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
New York Dorm. Auth. Revs.:
Bonds Series 2003 A, 5% 3/15/08	4,385,000	4,391,855
Participating VRDN:
Series BA 01 D, 3.1% (Liquidity Facility Bank of America NA) (b)(d)	1,000,000	1,000,000
Series Clipper 07 15, 2.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	26,020,000	26,020,000
Series EGL 06 0138, 2.28% (Liquidity Facility Citibank NA) (b)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 47 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 12,700,000	$ 12,700,000
Series EGL 07 0002, 2.26% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	14,000,000	14,000,000
Series Floaters 00 310, 2.25% (Liquidity Facility Morgan Stanley) (b)(d)	2,895,000	2,895,000
Series Floaters 06 1418, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	12,279,000	12,279,000
Series FRRI 02 L25J, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,910,000	6,910,000
Series Merlots 00 A30, 2.24% (Liquidity Facility Wachovia Bank NA) (b)(d)	595,000	595,000
Series Merlots 00 X, 2.51% (Liquidity Facility Bank of New York, New York) (b)(d)	4,000,000	4,000,000
Series Merlots 03 B9, 2.22% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,395,000	7,395,000
Series MS 06 1946, 4.92% (Liquidity Facility Morgan Stanley) (b)(d)	3,623,000	3,623,000
Series MS 12216, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	13,200,000	13,200,000
Series MS 1959, 2.42% (Liquidity Facility Morgan Stanley) (b)(d)	10,700,000	10,700,000
Series MSDW 00 305, 2.25% (Liquidity Facility Morgan Stanley) (b)(d)	14,000,000	14,000,000
Series MT 409, 2.22% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	15,000,000	15,000,000
Series MT 495, 2.65% (Liquidity Facility KBC Bank NV) (b)(d)	24,995,000	24,995,000
Series PA 1089, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,120,000	7,120,000
Series PT 130, 3.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	10,245,000	10,245,000
Series PT 3581, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,955,000	20,955,000
Series Putters 1955, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,600,000	12,600,000
Series Putters 1956, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,925,000	16,925,000
Series Putters 2446, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,130,000	8,130,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 11035 CE, 2.27% (Liquidity Facility Citibank NA) (b)(d)	$ 14,000,000	$ 14,000,000
Series ROC II R 7046, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,495,000	6,495,000
Series ROC II R4558, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,725,000	2,725,000
Series ROC II R6052, 3.77% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,590,000	4,590,000
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (c)	12,950,000	13,152,785
Series 2003D 2B, 2% (FSA Insured), VRDN (b)	1,000,000	1,000,000
Series F2A, 2.1% (FSA Insured), VRDN (b)	18,500,000	18,500,000
Series F2B, 1.9% (FSA Insured), VRDN (b)	21,768,000	21,768,000
New York Envir. Facilities Corp. Participating VRDN Series ROC II R 2169, 3.28% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,375,000	7,375,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BA 07 1042, 2.24% (Liquidity Facility Bank of America NA) (b)(d)	9,315,000	9,315,000
Series BA 07 128, 2.84% (Liquidity Facility Bank of America NA) (b)(d)	1,000,000	1,000,000
Series Merlots B20, 2.24% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,995,000	1,995,000
Series MS 06 1676, 2.23% (Liquidity Facility DEPFA BANK PLC) (b)(d)	12,710,000	12,710,000
Series MS 731, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	38,492,000	38,492,000
Series PT 2012, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,130,000	5,130,000
Series PT 2108, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,950,000	6,950,000
Series Putters 1827, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,565,000	8,565,000
Series ROC II R 7031, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	13,360,000	13,360,000
Series ROC II R4001, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,395,000	6,395,000
New York Gen. Oblig.:
Participating VRDN:
Series Clipper 07 03, 2.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	15,125,000	15,125,000
Series UBS 07 24, 2.25% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	30,000	30,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 2.25% (Liquidity Facility Morgan Stanley) (b)(d)	$ 5,525,000	$ 5,525,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 1.99%, LOC Fannie Mae, VRDN (b)	5,220,000	5,220,000
(Tribeca Green Hsg. Proj.) Series A, 2.29%, LOC Landesbank Hessen-Thuringen, VRDN (b)	9,500,000	9,500,000
Series A, 2.05%, LOC Landesbank Hessen-Thuringen, VRDN (b)	34,700,000	34,700,000
New York Local Govt. Assistance Corp.:
Series 1994 B, 2.25%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	21,300,000	21,300,000
Series 1995 G, 2.03% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, VRDN (b)	4,700,000	4,700,000
Series 2003 A4V, 2.08% (FSA Insured), VRDN (b)	24,500,000	24,500,000
Series 2003 A8V, 2.07% (FSA Insured), VRDN (b)	1,550,000	1,550,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN:
Series EGL 06 0133, 3.78% (Liquidity Facility Citibank NA) (b)(d)	10,000,000	10,000,000
Series EGL 06 0147, 3.78% (Liquidity Facility Citibank NA) (b)(d)	24,500,000	24,500,000
Series PA 1098, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,800,000	11,800,000
Series PA 1273, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750,000	3,750,000
Series PT 2290, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,545,000	7,545,000
Series ROC II R 10045, 3.77% (Liquidity Facility Citigroup, Inc.) (b)(d)	13,340,000	13,340,000
Series ROC II R 10121, 4.46% (Liquidity Facility Citibank NA) (b)(d)	5,105,000	5,105,000
Series ROC II R 10141, 4.51% (Liquidity Facility Citibank NA) (b)(d)	3,935,000	3,935,000
Series ROC II R 12051, 4.02% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,385,000	11,385,000
Series ROC II R 7045, 3.77% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,000,000	2,000,000
Series 2002 B, 1.9% (FSA Insured), VRDN (b)	23,200,000	23,200,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series ROC II R 386, 3.75%, tender 3/20/08 (Liquidity Facility Citibank NA) (b)(d)(e)	11,960,000	11,960,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series Clipper 07 43, 2.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	$ 13,300,000	$ 13,300,000
Series EGL 04 41 Class A, 2.27% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	15,005,000	15,005,000
Series EGL 06 0015, Class A, 3.78% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Series EGL 06 0114, 3.77% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	8,200,000	8,200,000
Series EGL 07 0095, 2.26% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(d)	10,000,000	10,000,000
Series EGL 7053019 Class A, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,100,000	6,100,000
Series FRRI 02 F, 5% (Liquidity Facility Bank of New York, New York) (b)(d)	1,600,000	1,600,000
Series Merlots 06 B26, 3.66% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,895,000	19,895,000
Series MS 06 1942, 2.43% (Liquidity Facility Morgan Stanley) (b)(d)	8,868,000	8,868,000
Series MS 06 2210, 2.98% (Liquidity Facility Morgan Stanley) (b)(d)	3,495,000	3,495,000
Series MS 2100, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	4,697,000	4,697,000
Series MS 724X, 2.18% (Liquidity Facility Morgan Stanley) (b)(d)	4,200,000	4,200,000
Series PA 1083, 2.22% (Liquidity Facility Bank of New York, New York) (b)(d)	14,995,000	14,995,000
Series PA 1084, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,665,000	8,665,000
Series PT 1466, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,940,000	4,940,000
Series PT 1946, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,540,000	11,540,000
Series PT 1972, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,840,000	3,840,000
Series PT 3795, 2.2% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,570,000	11,570,000
Series Putters 1659, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,790,000	6,790,000
Series Putters 1662, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	26,635,000	26,635,000
Series Putters 1926, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	17,880,000	17,880,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series Putters 989, 3.15% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 6,295,000	$ 6,295,000
Series ROC II R 12168, 2.73% (Liquidity Facility Bank of New York, New York) (b)(d)	4,660,000	4,660,000
Series 2002 D2, 1.95% (FSA Insured), VRDN (b)	2,210,000	2,210,000
New York Pwr. Auth. Participating VRDN Series Putters 2326, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,715,000	9,715,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 2450, 2.24% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,245,000	16,245,000
Series PT 3521, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	36,230,000	36,230,000
Series Putters 1133Z, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	19,610,000	19,610,000
Series Putters 1438Z, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,445,000	6,445,000
Series Putters 1948, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,545,000	6,545,000
Series Putters 629, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,585,000	2,585,000
Series ROC II R 552, 2.52% (Liquidity Facility Citibank NA) (b)(d)	2,990,000	2,990,000
Series ROC II R 6084, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,685,000	5,685,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series 07 102, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	2,000,000	2,000,000
Series ROC II R 11212, 2.27% (Liquidity Facility Citibank NA) (b)(d)	19,135,000	19,135,000
Series ROC II R 12090, 2.32% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	20,000,000	20,000,000
Series ROC II R 12093, 2.31% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	14,100,000	14,100,000
Series ROC II R 12199, 2.32% (Liquidity Facility Bank of New York, New York) (b)(d)	17,050,000	17,050,000
Series ROC II R4076, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,220,000	11,220,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 2.25% (Liquidity Facility Morgan Stanley) (b)(d)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN: - continued
Series MS 06 1921, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	$ 8,330,000	$ 8,330,000
Series MSTC 9045, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,990,000	9,990,000
Series PA 1328, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000,000	4,000,000
Series Putters 1049, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,920,000	15,920,000
Series ROC II R458, 3.77% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series Merlots 08 D22, 2.27% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,500,000	2,500,000
Series MS 1194, 2.25% (Liquidity Facility Morgan Stanley) (b)(d)	1,680,000	1,680,000
Series MT 292, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Series PT 1922, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,200,000	6,200,000
Series Putters 2085, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,900,000	18,900,000
Series ROC 6093, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,045,000	5,045,000
Series ROC II R6030, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,230,000	3,230,000
Series UBS 07 25, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	8,245,000	8,245,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN:
Series PT 3538, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,955,000	6,955,000
Series Putters 1433, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,485,000	3,485,000
New York Thruway Auth. Svc. Contract Rev. Participating VRDN Series ROC II R 10132, 3.77% (Liquidity Facility Citibank NA) (b)(d)	5,410,000	5,410,000
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds:
Series 2003 A, 5%, tender 1/1/09 (b)	5,000,000	5,083,566
Series A, 5.25%, tender 1/1/09 (b)	16,870,000	17,210,194
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.:
Participating VRDN:
Series Merlots 00 N, 2.61% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 24,170,000	$ 24,170,000
Series MS 06 1664, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	6,900,000	6,900,000
Series MS 08 2349, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	3,950,000	3,950,000
Series PT 2460, 2.65% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,970,000	2,970,000
Series Putters 2283, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,050,000	15,050,000
Series Putters 2329, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,265,000	4,265,000
Series Putters 633, 2.9% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,070,000	4,070,000
Series ROC II R 10158, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,970,000	8,970,000
(State Facilities and Equip. Proj.):
Series 2004 A3C, 2.05% (CIFG North America Insured), VRDN (b)	8,300,000	8,300,000
Series 2004A 3A, 2% (CIFG North America Insured), VRDN (b)	4,750,000	4,750,000
Series 2004A 3B, 2.25% (CIFG North America Insured), VRDN (b)	1,100,000	1,100,000
Niskayuna Central School District BAN 4% 5/15/08	7,400,000	7,406,687
Northport-East Northport Union Free School District TAN 4.25% 6/26/08	25,000,000	25,056,995
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	10,100,000	10,105,034
Rochester Gen. Oblig. BAN:
Series I, 4% 2/28/08	17,900,000	17,904,700
4% 10/17/08	17,100,000	17,168,989
Roslyn Union Free School District TAN 4.25% 6/27/08	8,000,000	8,019,626
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.:
(Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.31%, LOC KeyBank NA, VRDN (b)	2,400,000	2,400,000
(St. Francis Monastery Proj.) 2.02%, LOC KBC Bank NV, VRDN (b)	9,030,000	9,030,000
Suffolk County Wtr. Auth. 1.88%, VRDN (b)	23,335,000	23,335,000
Syracuse Gen. Oblig. Bonds (Pub. Impt. Proj.) Series A:
6% 4/15/10 (Pre-Refunded to 4/15/08 @ 101) (c)	1,025,000	1,039,967
6% 4/15/11 (Pre-Refunded to 4/15/08 @ 101) (c)	1,075,000	1,090,697
6% 4/15/12 (Pre-Refunded to 4/15/08 @ 101) (c)	1,150,000	1,166,793
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Syracuse Gen. Oblig. Bonds (Pub. Impt. Proj.) Series A: - continued
6% 4/15/13 (Pre-Refunded to 4/15/08 @ 101) (c)	$ 1,200,000	$ 1,217,523
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 1907, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,240,000	5,240,000
Series PT 875, 3.4% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,000,000	6,000,000
Series ROC II R 4508, 3.78% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,135,000	10,135,000
Series ROC II R2033, 3.78% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,330,000	3,330,000
Series ROC II R2034, 3.78% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,880,000	2,880,000
Tompkins County Gen. Oblig. RAN 3.5% 12/19/08	2,500,000	2,513,947
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 2.88%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,300,000	5,300,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 06 1403, 2.23% (Liquidity Facility Morgan Stanley) (b)(d)	5,148,500	5,148,500
Series PA 1074, 2.22% (Liquidity Facility Bank of New York, New York) (b)(d)	7,000,000	7,000,000
Series PA 948, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,200,000	7,200,000
Series PT 2017, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,490,000	5,490,000
Series PT 3437, 2.2% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	21,155,000	21,155,000
Series PT 4483, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,540,000	12,540,000
Series Putters 1916, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,595,000	11,595,000
Series Putters 304, 2.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,430,000	11,430,000
Series ROC II R 1008, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,080,000	3,080,000
Series ROC II R 10108, 3.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,000,000	6,000,000
Series ROC II R 12167, 2.73% (Liquidity Facility Bank of New York, New York) (b)(d)	3,815,000	3,815,000
Series ROC II R 9202, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series ROC II R1032, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,295,000	$ 5,295,000
Series ROC II R2013, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,785,000	3,785,000
Series ROC RR II R 10272, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,500,000	10,500,000
Series SGB 43, 3.25% (Liquidity Facility Societe Generale) (b)(d)	19,150,000	19,150,000
(MTA Bridges and Tunnels Proj.) Series 2000 AB, 1.95% (FSA Insured), VRDN (b)	10,065,000	10,065,000
Series 2002 F, 2.05% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	19,570,000	19,570,000
Series 2005 B2, 2.05% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,455,000	15,455,000
Series 2005 B4, 2.29% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	9,125,000	9,125,000
Series B, 2.07% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,140,000	3,140,000
Series B1, 2.05% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	14,125,000	14,125,000
Series C, 2.87% (AMBAC Insured), VRDN (b)	2,825,000	2,825,000
Upstate Telecommunications Corp. Rev. 2.83%, LOC Manufacturers & Traders Trust Co., VRDN (b)	9,550,000	9,550,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 2.19%, LOC KeyBank NA, VRDN (b)	3,075,000	3,075,000
		3,344,525,618
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 2.26% (Liquidity Facility Bank of America NA) (b)(d)	21,675,000	21,675,000
Series MS 766, 2.25% (Liquidity Facility Morgan Stanley) (b)(d)	4,245,000	4,245,000
Series PA 1251, 2.22% (Liquidity Facility Bank of New York, New York) (b)(d)	3,700,000	3,700,000
Series Putters 2092, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	34,900,000	34,900,000
Series Putters 2398, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,885,000	7,885,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 12008, 2.26% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 8,710,000	$ 8,710,000
Series ROC II R 12169, 2.32% (Liquidity Facility Bank of New York, New York) (b)(d)	4,970,000	4,970,000
Series ROC II R 664, 2.27% (Liquidity Facility Citibank NA) (b)(d)	4,975,000	4,975,000
Series 2004 2, 2.26%, VRDN (b)	8,300,000	8,300,000
Series 3, 2.26%, VRDN (b)	22,120,000	22,120,000
		121,480,000
Puerto Rico - 5.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 2.28% (Liquidity Facility Citigroup, Inc.) (b)(d)	39,000,000	39,000,000
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	37,000,000	37,151,564
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series ROC II R 10247 CE, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(d)	73,100,000	73,100,000
Series ROC II R 785 CE, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,740,000	7,740,000
Series ROC II R 98 1, 2.5% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PT 4146, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,765,000	9,765,000
Series Putters 2322, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	23,335,000	23,335,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 2.3% (Liquidity Facility DEPFA BANK PLC) (b)(d)	22,300,000	22,300,000
		215,391,564
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2004, 1.9%, LOC Bank of America NA, VRDN (b)	1,335,000	1,335,000
Series 2005, 1.9%, LOC Bank of America NA, VRDN (b)	1,280,000	1,280,000
		2,615,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.1%
Houston Util. Sys. Rev. Participating VRDN Series Putters 2493, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,650,000	$ 1,650,000
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $3,700,917,182)		3,700,917,182
NET OTHER ASSETS - 5.0%		195,990,153
NET ASSETS - 100%		$ 3,896,907,335
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,185,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	3/2/05	$ 4,860,000
New York City Transitional Fin. Auth. Rev. Bonds Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 13,765,000
Security	Acquisition Date	Cost
New York City Transitional Fin. Auth. Rev. Bonds Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 5,600,000
New York Metropolitan Trans. Auth. Rev. Bonds Series ROC II R 386, 3.75%, tender 3/20/08 (Liquidity Facility Citibank NA)	5/1/07	$ 11,960,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 797,632

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,700,917,182)		$ 3,700,917,182
Cash		306,079,691
Receivable for investments sold		32,569,203
Receivable for fund shares sold		20,312,805
Interest receivable		30,599,319
Distributions receivable from Fidelity Central Funds		57,291
Receivable from investment adviser for expense reductions		94,101
Other receivables		498,301
Total assets		4,091,127,893

Liabilities
Payable for investments purchased Regular delivery	$ 168,670,620
Delayed delivery	3,995,964
Payable for fund shares redeemed	19,992,815
Distributions payable	696,960
Accrued management fee	639,641
Distribution fees payable	6,176
Other affiliated payables	218,382
Total liabilities		194,220,558

Net Assets		$ 3,896,907,335
Net Assets consist of:
Paid in capital		$ 3,896,009,549
Accumulated undistributed net realized gain (loss) on investments		897,786
Net Assets		$ 3,896,907,335

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

January 31, 2008

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,400,063,791 ÷ 1,399,223,268 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,467,174,746 ÷ 2,466,649,323 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($29,668,798 ÷ 29,662,270 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Interest		$ 111,580,197
Income from Fidelity Central Funds		797,632
Total income		112,377,829

Expenses
Management fee	$ 7,254,283
Transfer agent fees	1,998,720
Distribution fees	32,837
Independent trustees' compensation	11,054
Total expenses before reductions	9,296,894
Expense reductions	(2,946,352)	6,350,542
Net investment income		106,027,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	835,442
Capital gain distributions from Fidelity Central Funds	7,931
Total net realized gain (loss)		843,373
Net increase in net assets resulting from operations		$ 106,870,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 106,027,287	$ 58,873,189
Net realized gain (loss)	843,373	248,173
Net increase in net assets resulting from operations	106,870,660	59,121,362
Distributions to shareholders from net investment income	(106,075,691)	(58,872,036)
Distributions to shareholders from net realized gain	(147,610)	-
Total distributions	(106,223,301)	(58,872,036)
Share transactions - net increase (decrease)	1,692,872,977	645,970,075
Total increase (decrease) in net assets	1,693,520,336	646,219,401

Net Assets
Beginning of period	2,203,386,999	1,557,167,598
End of period (including undistributed net investment income of $0 and undistributed net investment income of $86,636, respectively)	$ 3,896,907,335	$ 2,203,386,999

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York AMT Tax-Free Money Market

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.031	.022	.009	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.033	.031	.022	.009	.007
Distributions from net investment income	(.033)	(.031)	(.022)	(.009)	(.007)
Distributions from net realized gain	- D	-	-	- D	-
Total distributions	(.033)	(.031)	(.022)	(.009)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.35%	3.15%	2.20%	.94%	.72%
Ratios to Average Net Assets B, C
Expenses before reductions	.33%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.32%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.25%	.32%	.32%	.37%	.39%
Net investment income	3.30%	3.12%	2.20%	.92%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,400,064	$ 2,203,387	$ 1,557,168	$ 1,172,513	$ 1,072,558

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended January 31,	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.027
Net realized and unrealized gain (loss) G	-
Total from investment operations	.027
Distributions from net investment income	(.027)
Distributions from net realized gain	- G
Total distributions	(.027)
Net asset value, end of period	$ 1.00
Total Return B, C	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20%A
Expenses net of all reductions	.14%A
Net investment income	3.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,467,175

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Year ended January 31,	2008E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.025
Net realized and unrealized gain (loss)G	-
Total from investment operations	.025
Distributions from net investment income	(.025)
Distributions from net realized gain	-G
Total distributions	(.025)
Net asset value, end of period	$ 1.00
Total ReturnB, C	2.52%
Ratios to Average Net AssetsD, F
Expenses before reductions	.50%A
Expenses net of fee waivers, if any	.45%A
Expenses net of all reductions	.40%A
Net investment income	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,669

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Institutional Class, Service Class, and the existing class was designated New York AMT Tax-Free Money Market on April 18, 2007. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual returns could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	315,187
Undistributed long-term capital gain	170,899

Cost for federal income tax purposes	$ 3,700,917,182

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Tax-exempt Income	$ 106,075,691	$ 58,872,036
Long-term Capital Gains	147,610	-
Total	$ 106,223,301	$ 58,872,036

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Board of Trustees approved an amendment to the management contract lowering the management fee from .43% to .20% of average net assets effective April 1, 2007. Under the amended management contract, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period the total annual management fee rate was .23% of the Fund's average net assets.

In addition, the Board of Trustees approved a new expense contract for New York AMT Tax-Free Money Market effective April 1, 2007. Under the expense contract, FMR pays class level expenses so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35%, with certain exceptions such as interest expense, including commitment fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 32,837	$ 653

Transfer Agent Fee. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for the Fund. The Board of Trustees approved a new transfer agent contract with Citibank and a new sub-arrangement with FSC (now FIIOC) effective April 1, 2007. Under the new contract, transfer agent fees for each class are based on an annual rate, expressed as a percentage of each class' average net assets, of .10% for New York AMT Tax-Free Money Market and .05% each for Institutional Class shares and Service Class shares. Prior to April 1, 2007, FMR paid for the transfer agent fees on behalf of New York AMT Tax-Free Money Market under the terms of the management fee contract. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
New York AMT Tax-Free Money Market	$ 1,209,054.08
Institutional Class	783,092	.05*
Service Class	6,574	.05*
	$ 1,998,720

* Annualized

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Prior to April 1, 2007, FMR voluntarily agreed to reimburse the Fund to the extent operating expenses exceeded .40% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $166,392. Effective April 1, 2007, under the new expense contract for New York AMT Tax-Free Money Market, the voluntary expense limitation was eliminated. Effective April 18, 2007, FMR has contractually agreed to reimburse Institutional Class and Service Class to the extent that annual operating expenses, expressed as a percentage of each class' average net assets, exceeds .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $760,876 and $6,510, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $336,293. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York AMT Tax-Free Money Market	$ 932,678
Institutional Class	737,660
Service Class	5,943
$ 1,676,281

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008A	2007
From net investment income
New York AMT Tax-Free Money Market	$ 52,734,849	$ 58,872,036
Institutional Class	52,942,113	-
Service Class	398,729	-
Total	$ 106,075,691	$ 58,872,036
From net realized gain
New York AMT Tax-Free Money Market	$ 52,773	$ -
Institutional Class	93,617	-
Service Class	1,220	-
Total	$ 147,610	$ -

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2008A	2007
New York AMT Tax-Free Money Market Shares sold	2,031,135,704	1,961,930,603
Reinvestment of distributions	49,398,492	55,588,981
Shares redeemed	(2,883,972,812)	(1,371,549,509)
Net increase (decrease)	(803,438,616)	645,970,075
Institutional Class Shares sold	3,899,800,888	-
Reinvestment of distributions	49,522,722	-
Shares redeemed	(1,482,674,287)	-
Net increase (decrease)	2,466,649,323	-
Service Class Shares sold	33,802,666	-
Reinvestment of distributions	68,575	-
Shares redeemed	(4,208,971)	-
Net increase (decrease)	29,662,270	-

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity New York AMT Tax-Free Money Market Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class I	3/10/08	3/07/08	$0.0001
Initial Class	3/10/08	3/07/08	$0.0001
Service Class	3/10/08	3/07/08	$0.0001

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2008, $318,509, or, if subsequently determined to be different, the net capital gain of such year.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NYS-UANN-0308
1.789256.106

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
New York Municipal
Money Market
Fund

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 1,015.40	$ 2.49
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.74	$ 2.50

* Expenses are equal to the Fund's annualized expense ratio of .49%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/08	% of fund's investments 7/31/07	% of fund's investments 1/31/07
0 - 30	95.0	92.5	92.2
31 - 90	1.7	2.8	0.1
91 - 180	1.0	1.6	3.6
181 - 397	2.3	3.1	4.1
Weighted Average Maturity
	1/31/08	7/31/07	1/31/07
Fidelity New York Municipal Money Market Fund	15 Days	18 Days	24 Days
New York Tax-Free Money Market Funds Average*	24 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
Variable Rate Demand Notes (VRDNs) 93.4%	Variable Rate Demand Notes (VRDNs) 82.3%
Commercial Paper (including CP Mode) 0.5%	Commercial Paper (including CP Mode) 8.0%
Tender Bonds 1.1%	Tender Bonds 0.4%
Municipal Notes 3.8%	Municipal Notes 4.1%
Other Investments 1.0%	Other Investments 0.6%
Net Other Assets 0.2%	Net Other Assets 4.6%

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
Fidelity New York Municipal Money Market Fund	2.47%	3.02%	3.18%	3.42%	3.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. Series 2005 A, 2.45% (MBIA Insured), VRDN (b)	$ 12,700,000	$ 12,700,000
Colorado - 0.3%
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 510, 2.29% (Liquidity Facility Deutsche Bank AG) (b)(c)(e)	4,185,000	4,185,000
Series PT 4437, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	7,170,000	7,170,000
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 2.12% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,350,000	4,350,000
		15,705,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series BBT 2040, 2.95% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)(e)	4,920,000	4,920,000
Florida - 0.2%
Miami-Dade County Aviation Rev. Participating VRDN Series DBE 529, 2.29% (Liquidity Facility Deutsche Bank AG) (b)(c)(e)	9,725,000	9,725,000
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series MS 08 2332, 2.27% (Liquidity Facility Morgan Stanley) (b)(e)	3,985,000	3,985,000
		13,710,000
Kentucky - 0.1%
Carrollton & Henderson Pub. Energy Auth. Gas Rev. Bonds Series 1998 A, 5% 1/1/09 (FSA Insured)	8,170,000	8,380,159
Michigan - 0.1%
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series LB 08 K21W, 2.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	2,910,000	2,910,000
New York - 88.8%
Binghamton Gen. Oblig. BAN 2.75% 2/6/09 (a)	23,277,500	23,429,735
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 2.98%, LOC Regions Bank of Alabama, VRDN (b)(c)	315,000	315,000
(Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 2.25%, LOC HSBC Bank USA, VRDN (b)(c)	2,255,000	2,255,000
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 2.14%, LOC KeyBank NA, VRDN (b)	3,630,000	3,630,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 2.22%, LOC HSBC Bank USA, VRDN (b)(c)	$ 10,115,000	$ 10,115,000
Erie County Indl. Dev. Agcy. School Facilities Rev. Participating VRDN Series Merlots 08 D21, 2.42% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,055,000	2,055,000
Freeport Gen. Oblig. BAN Series B, 4.25% 5/9/08	4,371,000	4,376,677
Haverstraw Stony Point Central School District Participating VRDN Series 08 D26, 2.42% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,550,000	1,550,000
Hudson Falls Central School District BAN 4% 6/27/08	9,000,000	9,007,627
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series EGL 07 0030, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	70,000,000	70,000,000
Series Putters 1649, 3.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,280,000	4,280,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 2.24% (Liquidity Facility Bank of America NA) (b)(e)	39,145,000	39,145,000
Series MS 06 1451, 2.18% (Liquidity Facility Morgan Stanley) (b)(e)	18,640,000	18,640,000
Series MS 06 2250, 2.18% (Liquidity Facility Morgan Stanley) (b)(e)	50,000,000	50,000,000
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series MS 06 1647, 2.43% (Liquidity Facility Morgan Stanley) (b)(e)	28,555,000	28,555,000
Series ROC II R 12062, 2.33% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,275,000	8,275,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series PT 1439, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,190,000	7,190,000
Series PT 1836, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,685,000	9,685,000
Series PT 1967, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,340,000	6,340,000
Series ROC II R 12131, 2.33% (Liquidity Facility Bank of New York, New York) (b)(e)	8,415,000	8,415,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 2.88%, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,990,000	1,990,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 2.45%, LOC HSBC Bank USA, VRDN (b)(c)	450,000	450,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Monroe County Indl. Dev. Agcy. Rev.: - continued
(AJL Manufacturing Proj.) Series 1996 A, 2.36%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	$ 3,860,000	$ 3,860,000
(Flower City Proj.) 2.31%, LOC KeyBank NA, VRDN (b)(c)	2,600,000	2,600,000
(Klein Steel Proj.) 2.3%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	7,885,000	7,885,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 2%, LOC LaSalle Bank NA, VRDN (b)	20,035,000	20,035,000
Nassau Health Care Corp. Rev. Series 2004 C3, 2.36% (FSA Insured), VRDN (b)	1,200,000	1,200,000
New York City Gen. Oblig.:
Bonds:
Series G, 5% 8/1/08	5,110,000	5,144,065
Series I, 5% 8/1/08	6,370,000	6,412,465
Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	13,410,000	13,410,000
Participating VRDN:
Series Clipper 08 1, 2.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	18,695,000	18,695,000
Series MS 06 1973, 2.18% (Liquidity Facility Morgan Stanley) (b)(e)	4,620,000	4,620,000
Series MS 06 1974, 2.18% (Liquidity Facility Morgan Stanley) (b)(e)	4,500,000	4,500,000
Series MS 06 2260, 2.18% (Liquidity Facility Morgan Stanley) (b)(e)	15,000,000	15,000,000
Series MS 2232, 2.18% (Liquidity Facility Morgan Stanley) (b)(e)	6,260,000	6,260,000
Series MT 377, 2.22% (Liquidity Facility DEPFA BANK PLC) (b)(e)	19,230,000	19,230,000
Series PT 3069, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	18,450,000	18,450,000
Series PT 3333, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,320,000	5,320,000
Series PT 3547, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,930,000	3,930,000
Series Putters 1299, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,340,000	5,340,000
Series Putters 1318, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,415,000	4,415,000
Series Putters 1341, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,820,000	1,820,000
Series Putters 2031, 2.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	20,895,000	20,895,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2182, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 29,900,000	$ 29,900,000
Series Putters 2207, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,080,000	8,080,000
Series Putters 2208, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,400,000	7,400,000
Series Putters 2392, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,385,000	6,385,000
Series Putters 2412, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,500,000	11,500,000
Series ROC 6081, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,980,000	7,980,000
Series ROC II R 8505, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,200,000	5,200,000
Series ROC II R2138, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,700,000	6,700,000
Series ROC II R6041, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,190,000	5,190,000
Series 1995 B9, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
Series 1995 F5, 1.95%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	4,825,000	4,825,000
Series 1996 J2, 2.1%, LOC WestLB AG, VRDN (b)	1,700,000	1,700,000
Series 2003 G3, 2.27%, LOC WestLB AG, VRDN (b)	3,255,000	3,255,000
Series 2004 A2, 2.24%, LOC Bank of America NA, VRDN (b)	8,875,000	8,875,000
Series 2004 H Subseries H8, 2.05%, LOC WestLB AG, VRDN (b)	2,230,000	2,230,000
Series 2006 I4, 2.06%, LOC Bank of New York, New York, VRDN (b)	2,500,000	2,500,000
Series B, 2.65% (MBIA Insured), VRDN (b)	1,700,000	1,700,000
Subseries C3, 2.12% (CIFG North America Insured), VRDN (b)	2,300,000	2,300,000
Subseries H1, 1.8%, LOC Dexia Cr. Local de France, VRDN (b)	3,065,000	3,065,000
Subseries J3, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Bathgate Ave. Apts. Proj.) Series A, 2.19%, LOC KeyBank NA, VRDN (b)(c)	12,500,000	12,500,000
(Granite Terrace Apts.) Series A, 2.2%, LOC Citibank NA, VRDN (b)(c)	9,300,000	9,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.: - continued
(Intervale Gardens Apts.) Series A, 2.2%, LOC Citibank NA, VRDN (b)(c)	$ 8,100,000	$ 8,100,000
(Pitt Street Residence Proj.) Series A, 2.19%, LOC JPMorgan Chase Bank, VRDN (b)(c)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 2.16%, LOC JPMorgan Chase Bank, VRDN (b)(c)	7,760,000	7,760,000
(270 East Burnside Avenue Apts.) Series A, 2.16%, LOC HSBC Bank USA, VRDN (b)(c)	6,500,000	6,500,000
(Beacon Mews Dev. Proj.) Series 2006 A, 2.16%, LOC Citibank NA, VRDN (b)(c)	2,600,000	2,600,000
(Courtland Avenue Apts. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (b)(c)	7,905,000	7,905,000
(East 165th Street Proj.) Series A, 2.19%, LOC Citibank NA, VRDN (b)(c)	2,665,000	2,665,000
(First Avenue Dev. Proj.) Series A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	18,000,000	18,000,000
(Manhattan Court Dev. Proj.) Series A, 2.19%, LOC Citibank NA, VRDN (b)(c)	13,530,000	13,530,000
(Morris Ave. Apts. Proj.) Series A, 2.19%, LOC HSBC Bank USA, VRDN (b)(c)	21,000,000	21,000,000
(Nagle Courtyard Apts. Proj.) Series A, 2.19%, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
(Ogden Avenue Apts. Proj.) Series A, 2.19%, LOC Bank of America NA, VRDN (b)(c)	4,575,000	4,575,000
(State Renaissance Court Proj.) Series A, 2.18%, LOC Freddie Mac, VRDN (b)(c)	23,300,000	23,300,000
(West 48th Street Dev. Proj.) Series 2001 A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	19,000,000	19,000,000
Series A:
2.16%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	61,600,000	61,600,000
2.19%, LOC JPMorgan Chase Bank, VRDN (b)(c)	28,800,000	28,800,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	16,200,000	16,200,000
(James Tower Dev. Proj.) Series 2002 A, 1.92%, LOC Fannie Mae, VRDN (b)	1,095,000	1,095,000
(Morris Avenue Apts. Proj.) Series A, 2%, LOC Fannie Mae, VRDN (b)(c)	17,200,000	17,200,000
(One Columbus Place Dev. Proj.) Series A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	24,500,000	24,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Progress of People Dev. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (b)(c)	$ 10,225,000	$ 10,225,000
(Related-Carnegie Park Proj.) Series 1997 A, 2.29%, LOC Fannie Mae, VRDN (b)	1,700,000	1,700,000
(Related-Tribeca Tower Proj.) Series 1997 A, 2.39%, LOC Fannie Mae, VRDN (b)(c)	20,200,000	20,200,000
(Rivereast Apts. Proj.) Series A, 2.18%, LOC Freddie Mac, VRDN (b)(c)	30,000,000	30,000,000
(Sierra Dev. Proj.) Series A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	13,330,000	13,330,000
(West 43rd Street Proj.) Series 1999 A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	14,200,000	14,200,000
(West End Towers Proj.) Series 2004 A, 2%, LOC Fannie Mae, VRDN (b)(c)	96,285,000	96,285,000
Series 2001 A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	60,595,000	60,595,000
Series 2002 A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	8,910,000	8,910,000
Series 2007 E2, 2.05%, LOC Bank of America NA, VRDN (b)(c)	29,215,000	29,215,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
Participating VRDN Series ROC II R 11114 CE, 2.27% (Liquidity Facility Citibank NA) (b)(e)	11,250,000	11,250,000
(Casa Proj.) Series 2000, 2.23%, LOC JPMorgan Chase Bank, VRDN (b)	3,600,000	3,600,000
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 2.28%, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,150,000	2,150,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 2.38%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	1,400,000	1,400,000
New York City Indl. Dev. Agcy. Rev.:
Participating VRDN Series Putters 2148, 3.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	25,995,000	25,995,000
(One Bryant Park LLC Proj.) Series B, 1.9%, LOC Bank of America NA, LOC Citibank NA, VRDN (b)	18,550,000	18,550,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 2.14%, LOC JPMorgan Chase Bank, VRDN (b)(c)	19,090,000	19,090,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Participating VRDN Series ROC II R474CE, 2.37% (Liquidity Facility Citibank NA) (b)(c)(e)	3,610,000	3,610,000
(Korean Airlines Proj.) Series 1997 B, 2.14%, LOC HSBC Bank USA, VRDN (b)(c)	6,100,000	6,100,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 2.24% (Liquidity Facility Bank of America NA) (b)(e)	$ 23,187,000	$ 23,187,000
Series EGL 06 69 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	22,570,000	22,570,000
Series EGL 07 0157, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	7,000,000	7,000,000
Series MS 06 1351, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	23,685,000	23,685,000
Series MS 06 1352, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	15,908,000	15,908,000
Series MS 06 1470, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	7,500,000	7,500,000
Series MS 06 1607, 2.25% (Liquidity Facility DEPFA BANK PLC) (b)(e)	8,925,000	8,925,000
Series MS 726X, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	15,500,000	15,500,000
Series PA 1327, 2.24% (Liquidity Facility Bank of New York, New York) (b)(e)	40,780,000	40,780,000
Series PA 921, 2.22% (Liquidity Facility Bank of New York, New York) (b)(e)	23,300,000	23,300,000
Series PT 06 3385, 2.24% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,300,000	6,300,000
Series PT 3992, 2.22% (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,995,000	5,995,000
Series Putters 2464, 2.25% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	3,200,000	3,200,000
Series Putters 620, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	7,785,000	7,785,000
Series Putters 622, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,860,000	8,860,000
Series ROC II R 10089, 2.27% (Liquidity Facility Citibank NA) (b)(e)	11,545,000	11,545,000
Series ROC II R 10265, 2.53% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,500,000	4,500,000
Series ROC II R 12058, 2.32% (Liquidity Facility Citigroup, Inc.) (b)(e)	29,700,000	29,700,000
Series ROC II R 441, 2.27% (Liquidity Facility Citibank NA) (b)(e)	3,200,000	3,200,000
Series ROC II R406, 2.27% (Liquidity Facility Citibank NA) (b)(e)	24,550,000	24,550,000
Series SGC 08 25, 2.25% (Liquidity Facility Societe Generale) (b)(e)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 A, 3.46% 2/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 25,700,000	$ 25,700,000
Series 2008 BB1, 1.9% (Liquidity Facility Fortis Banque SA), VRDN (b)	1,300,000	1,300,000
Series 2008 BB2, 1.95% (Liquidity Facility Bank of America NA), VRDN (b)	38,000,000	38,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 07 0014, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	12,000,000	12,000,000
Series EGL 07 0029, 4.76% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	26,600,000	26,600,000
New York City Transitional Fin. Auth. Rev.:
Bonds:
Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	17,995,000	17,995,000
Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,300,000	7,300,000
Participating VRDN:
Series EGL 01 3202 Class A, 2.28% (Liquidity Facility Citibank NA) (b)(e)	3,300,000	3,300,000
Series MS 01 698, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	10,608,000	10,608,000
Series MS 06 1401, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	8,881,500	8,881,500
Series MS 06 2062, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	6,905,000	6,905,000
Series PT 1399, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	19,095,000	19,095,000
Series PT 1839, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	14,520,000	14,520,000
Series PT 2018, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,340,000	8,340,000
Series Putters 2256, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,470,000	15,470,000
Series Putters 305, 2.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,870,000	9,870,000
Series Putters 307, 2.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995,000	4,995,000
Series Putters 387, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,850,000	20,850,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 628, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,345,000	$ 7,345,000
Series ROC II R 10086, 2.27% (Liquidity Facility Citibank NA) (b)(e)	11,745,000	11,745,000
Series ROC II R 10130, 2.27% (Liquidity Facility Citibank NA) (b)(e)	6,725,000	6,725,000
Series ROC II R 12033, 2.33% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,605,000	9,605,000
Series ROC II R1039, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,780,000	5,780,000
Series ROC II R3003, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,595,000	6,595,000
Series ROC II R4052, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	17,015,000	17,015,000
Series 2003 2A, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,800,000	3,800,000
Series 2003 2D, 1.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	11,505,000	11,505,000
Series 2006 A3, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,000,000	2,000,000
Series 2007 A3, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,660,000	3,660,000
Series A2, 1.95% (Liquidity Facility Bank of Nova Scotia), VRDN (b)	2,500,000	2,500,000
New York City Trust Cultural Resources Rev. Participating VRDN Series SGA 91, 4.5% (Liquidity Facility Societe Generale) (b)(e)	2,300,000	2,300,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series EGL 06 72 Class A, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,000,000	11,000,000
Series MACN 05 S, 3.1% (Liquidity Facility Bank of America NA) (b)(e)	9,995,000	9,995,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Austin 160, 2.24% (Liquidity Facility Bank of America NA) (b)(e)	4,190,000	4,190,000
Series BA 159, 2.24% (Liquidity Facility Bank of America NA) (b)(e)	12,270,000	12,270,000
Series ROC II R 12040, 2.33% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,500,000	6,500,000
Series ROC II R 12061, 2.32% (Liquidity Facility Citigroup, Inc.) (b)(e)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN: - continued
Series ROC II R 12106, 2.31% (Liquidity Facility Citibank NA) (b)(e)	$ 7,900,000	$ 7,900,000
Series ROC II R 12121, 2.27% (Liquidity Facility Citibank NA) (b)(e)	6,000,000	6,000,000
New York Dorm. Auth. Revs.:
Bonds Series Putters 2220, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,420,000	10,420,000
Participating VRDN:
Series EGL 06 0138, 2.28% (Liquidity Facility Citibank NA) (b)(e)	5,000,000	5,000,000
Series EGL 07 0002, 2.26% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	35,000,000	35,000,000
Series EGL 07 0003, 2.26% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	30,560,000	30,560,000
Series Floaters 06 1417, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	15,250,000	15,250,000
Series LB 08 K22W, 2.19% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	3,100,000	3,100,000
Series Merlots 00 X, 2.51% (Liquidity Facility Bank of New York, New York) (b)(e)	10,565,000	10,565,000
Series MS 1959, 2.42% (Liquidity Facility Morgan Stanley) (b)(e)	20,930,000	20,930,000
Series MT 409, 2.22% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	3,690,000	3,690,000
Series PA 1088, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000,000	2,000,000
Series PA 1265, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,000,000	15,000,000
Series PA 781R, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,655,000	6,655,000
Series Putters 1187, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,525,000	8,525,000
Series Putters 2132, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,000,000	9,000,000
Series Putters 2435, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,315,000	6,315,000
Series ROC II R 10155, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,305,000	4,305,000
Series ROC II R 656 CE, 2.27% (Liquidity Facility Citibank NA) (b)(e)	3,750,000	3,750,000
Series ROC II R 9148, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	10,305,000	10,305,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series SGA 01 132, 2% (Liquidity Facility Societe Generale) (b)(e)	$ 2,000,000	$ 2,000,000
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (d)	25,700,000	26,102,437
(Upstate Cmnty. College Proj.) Series C, 2% (CIFG North America Insured), VRDN (b)	14,670,000	14,670,000
Series F2A, 2.1% (FSA Insured), VRDN (b)	58,675,000	58,675,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 2.24% (Liquidity Facility Wachovia Bank NA) (b)(e)	8,675,000	8,675,000
Series PT 1424, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,150,000	10,150,000
Series Putters 1372, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,740,000	7,740,000
Series Putters 2136, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,990,000	5,990,000
Series Putters 611, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,610,000	2,610,000
Series Putters 613, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,085,000	8,085,000
New York Envir. Facilities Corp. Clean Wtr. Rev. Participating VRDN Series BS 07 318, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	9,670,000	9,670,000
New York Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series ROC II R 10070, 2.27% (Liquidity Facility Citibank NA) (b)(e)	9,500,000	9,500,000
New York Gen. Oblig. Participating VRDN Series Clipper 07 03, 2.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	12,000,000	12,000,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 2.27% (Liquidity Facility Citibank NA) (b)(e)	5,085,000	5,085,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 1.99%, LOC Fannie Mae, VRDN (b)	1,000,000	1,000,000
(101 West End Hsg. Proj.):
2.14%, LOC Fannie Mae, VRDN (b)(c)	11,500,000	11,500,000
2.14%, LOC Fannie Mae, VRDN (b)(c)	48,800,000	48,800,000
2.14%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
(125 West 31st Street Proj.) Series 2005 A, 1.95%, LOC Fannie Mae, VRDN (b)(c)	30,000,000	30,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(150 East 44th Street Hsg. Proj.) Series A:
2.14%, LOC Fannie Mae, VRDN (b)(c)	$ 8,200,000	$ 8,200,000
2.14%, LOC Fannie Mae, VRDN (b)(c)	2,300,000	2,300,000
(1500 Lexington Avenue Proj.) Series A, 2.14%, LOC Fannie Mae, VRDN (b)(c)	4,100,000	4,100,000
(17th Street Hsg. Proj.) Series A, 2.01%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	99,500,000	99,500,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	70,600,000	70,600,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 2.39%, LOC Fannie Mae, VRDN (b)(c)	8,100,000	8,100,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 2.01%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	5,600,000	5,600,000
Series 2002 A, 2.01%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	1,800,000	1,800,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (b)(c)	16,100,000	16,100,000
(455 West 37th Street Hsg. Proj.) Series A, 2.01%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	107,675,000	107,675,000
(600 West 42nd Street Hsg. Proj.) Series A, 2.25%, LOC Bank of New York, New York, VRDN (b)(c)	209,100,000	209,100,001
(66 West 38th Street Hsg. Proj.) Series A, 2.14%, LOC Fannie Mae, VRDN (b)(c)	34,500,000	34,500,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 1.98%, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 2.16%, LOC Fannie Mae, VRDN (b)(c)	34,500,000	34,500,000
Series 1999 A, 2.16%, LOC Fannie Mae, VRDN (b)(c)	13,300,000	13,300,000
(Archstone Westbury Hsg. Proj.) Series A, 2.16%, LOC JPMorgan Chase Bank, VRDN (b)(c)	34,700,000	34,696,740
(Avalon Chrystie Place I Hsg. Proj.) 2.23%, LOC Freddie Mac, VRDN (b)(c)	52,100,000	52,100,000
(Clinton Green North Hsg. Proj.):
Series 2006 A, 2.16%, LOC Bank of America NA, VRDN (b)(c)	43,000,000	43,000,000
Series A, 2.16%, LOC Bank of America NA, VRDN (b)(c)	58,000,000	57,994,233
(Clinton Green South Hsg. Proj.) Series A, 2.16%, LOC Bank of America NA, VRDN (b)(c)	75,000,000	75,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(East 39th Street Hsg. Proj.):
Series 1999 A, 2.16%, LOC Fannie Mae, VRDN (b)(c)	$ 16,000,000	$ 16,000,000
Series 2000 A, 2.16%, LOC Fannie Mae, VRDN (b)(c)	18,000,000	18,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 2%, LOC Freddie Mac, VRDN (b)(c)	4,975,000	4,975,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 2.39%, LOC Fannie Mae, VRDN (b)(c)	24,530,000	24,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 1.98%, LOC Freddie Mac, VRDN (b)(c)	21,235,000	21,235,000
(Parkledge Apts. Hsg. Proj.) Series A, 2.15%, LOC Freddie Mac, VRDN (b)(c)	9,000,000	9,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) 2.3%, LOC Fannie Mae, VRDN (b)(c)	7,435,000	7,435,000
(Sea Park East Hsg. Proj.) Series 2004 A, 2.3%, LOC Freddie Mac, VRDN (b)(c)	17,300,000	17,300,000
(Sea Park West Hsg. Proj.) 2.3%, LOC Freddie Mac, VRDN (b)(c)	14,500,000	14,500,000
(South Cove Plaza Proj.) Series A, 2.14%, LOC Freddie Mac, VRDN (b)(c)	8,100,000	8,100,000
(Talleyrand Crescent Hsg. Proj.) Series A, 2.17%, LOC Fannie Mae, VRDN (b)(c)	11,300,000	11,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 2.05%, LOC Freddie Mac, VRDN (b)(c)	44,000,000	44,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 2.05%, LOC Freddie Mac, VRDN (b)(c)	69,800,000	69,800,000
(Tribeca Park Proj.) Series 1997 A, 2.39%, LOC Fannie Mae, VRDN (b)(c)	13,900,000	13,900,000
(Union Square South Proj.) Series 1996 A, 2.39%, LOC Fannie Mae, VRDN (b)(c)	18,300,000	18,300,000
(West 20th Street Proj.) Series A, 2.23%, LOC Fannie Mae, VRDN (b)(c)	32,000,000	32,000,000
(West 23rd Street Hsg. Proj.) 2.14%, LOC Fannie Mae, VRDN (b)(c)	14,500,000	14,500,000
(West 38th Street Hsg. Proj.) Series A, 2.14%, LOC Fannie Mae, VRDN (b)(c)	23,200,000	23,200,000
(Worth Street Hsg. Proj.) Series A:
1.95%, LOC Fannie Mae, VRDN (b)(c)	4,900,000	4,900,000
1.95%, LOC Fannie Mae, VRDN (b)(c)	14,300,000	14,300,000
Series 2007 A, 2.25%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	52,000,000	52,000,000
Series A, 2.14%, LOC Fannie Mae, VRDN (b)(c)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp.:
Series 1994 B, 2.25%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	$ 1,000,000	$ 1,000,000
Series 1995 E, 1.93%, LOC Landesbank Hessen-Thuringen, VRDN (b)	9,100,000	9,100,000
Series 1995 F, 2.25% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (b)	4,200,000	4,200,000
Series 2003 A4V, 2.08% (FSA Insured), VRDN (b)	20,400,000	20,400,000
Series 2003 A6V, 1.9% (FSA Insured), VRDN (b)	3,995,000	3,995,000
Series 2003 A8V, 2.07% (FSA Insured), VRDN (b)	2,560,000	2,560,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN:
Series EGL 06 0133, 3.78% (Liquidity Facility Citibank NA) (b)(e)	27,980,000	27,980,000
Series EGL 06 0147, 3.78% (Liquidity Facility Citibank NA) (b)(e)	9,105,000	9,105,000
Series ROC II R 10121, 4.46% (Liquidity Facility Citibank NA) (b)(e)	6,895,000	6,895,000
Series ROC II R 10141, 4.51% (Liquidity Facility Citibank NA) (b)(e)	4,600,000	4,600,000
Series ROC II R 10290, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	17,800,000	17,800,000
Series ROC II R 7045, 3.77% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,980,000	7,976,775
Series 2002 B, 1.9% (FSA Insured), VRDN (b)	76,400,000	76,400,000
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series Clipper 07 43, 2.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	17,645,000	17,645,000
Series EGL 06 0015, Class A, 3.78% (Liquidity Facility Citibank NA) (b)(e)	7,000,000	7,000,000
Series EGL 06 0114, 3.77% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	16,245,000	16,245,000
Series EGL 7053019 Class A, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	13,700,000	13,700,000
Series FRRI 02 F, 5% (Liquidity Facility Bank of New York, New York) (b)(e)	9,708,000	9,708,000
Series MS 06 1942, 2.43% (Liquidity Facility Morgan Stanley) (b)(e)	25,700,000	25,700,000
Series MS 08 2312, 2.18% (Liquidity Facility Morgan Stanley) (b)(e)	2,575,000	2,575,000
Series PT 1103, 3.4% (Liquidity Facility Bank of New York, New York) (b)(e)	22,495,000	22,495,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series PT 1466, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,565,000	$ 5,565,000
Series ROC II R 10266, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,725,000	9,725,000
Series ROC II R 12047, 2.33% (Liquidity Facility Citigroup, Inc.) (b)(e)	28,000,000	28,000,000
Series ROC II R 12168, 2.73% (Liquidity Facility Bank of New York, New York) (b)(e)	7,420,000	7,420,000
Series ROC II R594PB, 3.77% (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,785,000	6,785,000
Series 2002 D2, 1.95% (FSA Insured), VRDN (b)	7,080,000	7,080,000
New York Mtg. Agcy. Homeowner Mtg. Rev. Participating VRDN Series LB 06 K67, 2.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	11,610,000	11,610,000
New York Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 2.24% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,920,000	1,920,000
Series Putters 1333, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	9,925,000	9,925,000
Series ROC II R181, 2.36% (Liquidity Facility Citibank NA) (b)(c)(e)	11,145,000	11,145,000
Series ROC II R404, 2.36% (Liquidity Facility Citibank NA) (b)(c)(e)	2,895,000	2,895,000
Series 115, 2.19% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	9,650,000	9,650,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 3521, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,600,000	7,600,000
Series Putters 564, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,095,000	7,095,000
Series Putters 599, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,745,000	3,745,000
Series ROC II R 12134, 2.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	10,400,000	10,400,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.):
Series 2004 C Subseries 2004 C1, 2.13%, LOC Citibank NA, VRDN (b)(c)	8,200,000	8,200,000
Subseries C3, 2.16%, LOC Citibank NA, VRDN (b)(c)	2,600,000	2,600,000
Series C2, 2.1%, LOC Citibank NA, VRDN (b)(c)	18,875,000	18,875,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.67% (Liquidity Facility Morgan Stanley) (b)(c)(e)	$ 10,870,000	$ 10,870,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series Putters 1455, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,790,000	5,790,000
Series ROC II R 10306, 3.27% (Liquidity Facility Citibank NA) (b)(e)	19,800,000	19,800,000
Series ROC II R 12090, 2.32% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	4,750,000	4,750,000
Series ROC II R 12183, 2.33% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,960,000	6,960,000
Series ROC II R 8070, 3.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	13,265,000	13,265,000
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series 2002 A, 5.25% 4/1/08 (FSA Insured)	2,750,000	2,761,647
Participating VRDN:
Series MS 00 368, 2.25% (Liquidity Facility Morgan Stanley) (b)(e)	2,460,000	2,460,000
Series Putters 2032, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,560,000	9,560,000
Series Putters 330, 2.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,940,000	12,940,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 1186, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,230,000	6,230,000
Series ROC II R6030, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(e)	1,975,000	1,975,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 1433, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,910,000	6,910,000
New York Urban Dev. Corp. Rev.:
Participating VRDN:
Series MS 06 1664, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	15,105,000	15,105,000
Series PT 2460, 2.65% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,120,000	11,120,000
Series PT 4497, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,415,000	5,415,000
Series Putters 2283, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,500,000	7,500,000
Series ROC II R 1094, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Participating VRDN:
Series ROC II R 7074, 2.28% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 2,000,000	$ 2,000,000
(State Facilities and Equip. Proj.):
Series 2004 A3D, 2.85% (CIFG North America Insured), VRDN (b)	15,105,000	15,105,000
Series 2004A 3B, 2.25% (CIFG North America Insured), VRDN (b)	13,300,000	13,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,495,000	3,495,000
Niskayuna Central School District BAN 4% 5/15/08	12,600,000	12,611,385
Oceanside Union Free School District TAN 4.25% 6/24/08	12,000,000	12,025,013
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 2.93%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	5,355,000	5,355,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.):
Series 1997 A, 2.25%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,860,000	4,860,000
Series 2008 B, 1.85%, VRDN (b)	3,260,000	3,260,000
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	19,900,000	19,909,919
Phoenix Central School District BAN 3.75% 12/18/08	17,000,000	17,107,053
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 2.25%, LOC Citibank NA, VRDN (b)(c)	2,280,000	2,280,000
Rochester Gen. Oblig. BAN:
Series I, 4% 2/28/08	35,000,000	35,009,190
4% 10/17/08	22,220,000	22,309,645
Schenectady Gen. Oblig. BAN:
4% 5/23/08	6,900,000	6,905,695
4% 5/23/08	12,015,000	12,024,917
Spencerport Central School District BAN 4% 10/2/08	11,125,034	11,159,373
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,260,000	6,260,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.31%, LOC KeyBank NA, VRDN (b)	400,000	400,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A2, 1.7%, LOC JPMorgan Chase Bank, VRDN (b)	8,000,000	8,000,000
Tobacco Settlement Asset Securitization Corp. Participating VRDN Series ROC II R519CE, 2.28% (Liquidity Facility Citibank NA) (b)(e)	5,250,000	5,250,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 2182, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,130,000	$ 5,130,000
Series PT 875, 3.4% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,450,000	4,450,000
Series Putters 533, 3.15% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,220,000	5,220,000
Series Putters 600, 3.15% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,210,000	5,210,000
Series Putters 680, 3.15% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,475,000	10,475,000
Series ROC II R 4508, 3.78% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,605,000	5,605,000
Series ROC II R6500, 3.78% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,595,000	2,595,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 2.88%, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,875,000	12,875,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 06 1403, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	7,566,500	7,566,500
Series MS 06 1426, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	10,206,500	10,206,500
Series MS 06 1878, 2.23% (Liquidity Facility Morgan Stanley) (b)(e)	8,947,500	8,947,500
Series PA 1070, 2.22% (Liquidity Facility Bank of New York, New York) (b)(e)	15,995,000	15,995,000
Series PA 1074, 2.22% (Liquidity Facility Bank of New York, New York) (b)(e)	17,400,000	17,400,000
Series PA 948, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	17,590,000	17,590,000
Series PA 956, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,995,000	8,995,000
Series PT 1092, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,495,000	7,495,000
Series ROC II R 1008, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,390,000	7,390,000
Series ROC II R 10303, 2.53% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,980,000	4,980,000
Series ROC II R 12167, 2.73% (Liquidity Facility Bank of New York, New York) (b)(e)	3,610,000	3,610,000
Series ROC RR II R 10272, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2002 F, 2.05% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	$ 23,170,000	$ 23,170,000
Series C, 2.87% (AMBAC Insured), VRDN (b)	3,145,000	3,145,000
Ulster County Gen. Oblig. BAN 3.75% 11/21/08	11,239,280	11,275,935
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 2.35%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	820,000	820,000
Upstate Telecommunications Corp. Rev. 2.83%, LOC Manufacturers & Traders Trust Co., VRDN (b)	15,515,000	15,515,000
Webster Central School District BAN 4% 10/10/08	16,000,000	16,059,541
		4,950,628,068
New York & New Jersey - 7.6%
Port Auth. of New York & New Jersey:
Bonds:
Series PT 3813, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(e)(f)	13,900,000	13,900,000
Series Putters 2175, 3.55%, tender 3/6/08 (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)(f)	3,680,000	3,680,000
Participating VRDN:
Series Austin 07 1017, 2.27% (Liquidity Facility Bank of America NA) (b)(c)(e)	55,000,000	55,000,000
Series EGL 06 107 Class A, 2.35% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	77,600,000	77,600,000
Series EGL 07 0047, 3.34% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(e)	24,800,000	24,800,000
Series EGL 07 0110, 2.25% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	12,000,000	12,000,000
Series MT 338, 2.25% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(e)	41,960,000	41,960,000
Series MT 437, 2.85% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)(e)	15,810,000	15,810,000
Series MT 56, 2.85% (Liquidity Facility BNP Paribas SA) (b)(c)(e)	11,095,000	11,095,000
Series PA 1251, 2.22% (Liquidity Facility Bank of New York, New York) (b)(e)	9,800,000	9,800,000
Series PA 1365, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,570,000	9,570,000
Series PA 1377 R, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	6,500,000	6,500,000
Series PT 1269, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series PT 3176, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	$ 10,440,000	$ 10,440,000
Series PT 3177, 2.85% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	17,580,000	17,580,000
Series PT 4109, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	13,995,000	13,995,000
Series PT MT 246, 2.85% (Liquidity Facility DEPFA BANK PLC) (b)(c)(e)	7,995,000	7,995,000
Series Putters 1546, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,400,000	9,400,000
Series Putters 2092, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,500,000	14,500,000
Series ROC II 238, 3.85% (Liquidity Facility Citibank NA) (b)(c)(e)	6,705,000	6,705,000
Series ROC II R 12041, 2.66% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	13,860,000	13,860,000
Series ROC II R 12169, 2.32% (Liquidity Facility Bank of New York, New York) (b)(e)	7,900,000	7,900,000
Series 1991 2, 2.28%, VRDN (b)(c)(f)	6,400,000	6,400,000
Series 2001 2, 2.34%, VRDN (b)(c)	11,500,000	11,500,000
Series 2004 3, 2.26%, VRDN (b)	5,365,000	5,365,000
Series 2004 4, 2.34%, VRDN (b)(c)	3,540,000	3,540,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 2.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	2,235,000	2,235,000
Series PA 1258, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,000,000	4,000,000
		422,030,000
Puerto Rico - 1.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 2.28% (Liquidity Facility Citigroup, Inc.) (b)(e)	45,000,000	45,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series Merlots 07 C63, 2.34% (Liquidity Facility Bank of New York, New York) (b)(e)	3,700,000	3,700,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series ROC II R 12028, 2.31% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,345,000	8,345,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series Putters 2293, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 11,245,000	$ 11,245,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 2.3% (Liquidity Facility DEPFA BANK PLC) (b)(e)	32,000,000	32,000,000
		100,290,000
Virginia - 0.1%
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2005 A, 5% 2/1/09	5,420,000	5,582,871
Washington - 0.1%
Snohomish County Pub. Util. District #1 Series A-1, 2.11% (FSA Insured), VRDN (b)	3,500,000	3,500,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series PT 544, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	10,000,000	10,000,000
(Aurora Health Care, Inc. Proj.) Series C, 2.19%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,740,000	4,740,000
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 2.01%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,700,000	5,700,000
		20,440,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,560,796,098)		5,560,796,098
NET OTHER ASSETS - 0.2%		10,965,837
NET ASSETS - 100%		$ 5,571,761,935
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,105,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	3/2/05	$ 13,410,000
New York City Transitional Fin. Auth. Rev. Bonds Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 17,995,000
New York City Transitional Fin. Auth. Rev. Bonds Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 7,300,000
Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series Putters 2220, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 10,420,000
Port Auth. of New York & New Jersey Bonds Series PT 3813, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	1/4/07	$ 13,900,000
Port Auth. of New York & New Jersey Bonds Series Putters 2175, 3.55%, tender 3/6/08 (Liquidity Facility JPMorgan Chase & Co.)	9/26/07	$ 3,680,000
Port Auth. of New York & New Jersey Series 1991 2, 2.28%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 235,018

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,560,796,098)		$ 5,560,796,098
Cash		59,726,581
Receivable for investments sold		80,712,132
Receivable for fund shares sold		173,003,598
Interest receivable		32,416,978
Distributions receivable from Fidelity Central Funds		1,547
Prepaid expenses		13,351
Other receivables		999,879
Total assets		5,907,670,164

Liabilities
Payable for investments purchased Regular delivery	$ 212,054,554
Delayed delivery	23,429,735
Payable for fund shares redeemed	96,891,169
Distributions payable	201,106
Accrued management fee	1,649,101
Other affiliated payables	1,603,306
Other payables and accrued expenses	79,258
Total liabilities		335,908,229

Net Assets		$ 5,571,761,935
Net Assets consist of:
Paid in capital		$ 5,571,145,646
Accumulated undistributed net realized gain (loss) on investments		616,289
Net Assets, for 5,568,221,226 shares outstanding		$ 5,571,761,935
Net Asset Value, offering price and redemption price per share ($5,571,761,935 ÷ 5,568,221,226 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Interest		$ 166,912,056
Income from Fidelity Central Funds		235,018
Total income		167,147,074

Expenses
Management fee	$ 17,418,733
Transfer agent fees	5,775,487
Accounting fees and expenses	410,627
Custodian fees and expenses	68,680
Independent trustees' compensation	16,880
Registration fees	33,645
Audit	50,918
Legal	28,662
Miscellaneous	25,353
Total expenses before reductions	23,828,985
Expense reductions	(4,634,556)	19,194,429
Net investment income		147,952,645
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		848,871
Net increase in net assets resulting from operations		$ 148,801,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 147,952,645	$ 117,883,817
Net realized gain (loss)	848,871	531,121
Net increase in net assets resulting from operations	148,801,516	118,414,938
Distributions to shareholders from net investment income	(147,954,063)	(117,867,515)
Distributions to shareholders from net realized gain	(393,518)	-
Total distributions	(148,347,581)	(117,867,515)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	18,385,373,752	13,398,267,213
Reinvestment of distributions	145,912,688	116,040,702
Cost of shares redeemed	(17,478,501,377)	(12,580,224,695)
Net increase (decrease) in net assets and shares resulting from share transactions	1,052,785,063	934,083,220
Total increase (decrease) in net assets	1,053,238,998	934,630,643

Net Assets
Beginning of period	4,518,522,937	3,583,892,294
End of period (including undistributed net investment income of $0 and undistributed net investment income of $162,442, respectively)	$ 5,571,761,935	$ 4,518,522,937

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.031	.030	.021	.008	.006
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.031	.030	.021	.008	.006
Distributions from net investment income	(.031)	(.030)	(.021)	(.008)	(.006)
Distributions from net realized gain	- D	-	- D	-	-
Total distributions	(.031)	(.030)	(.021)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.17%	3.06%	2.11%	.80%	.61%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.51%	.51%	.52%	.51%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.52%	.51%
Expenses net of all reductions	.40%	.39%	.40%	.50%	.50%
Net investment income	3.11%	3.02%	2.08%	.81%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,571,762	$ 4,518,523	$ 3,583,892	$ 3,217,928	$ 2,806,304

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	349,561
Undistributed long-term capital gain	268,948

Cost for federal income tax purposes	$ 5,560,796,098

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Tax-exempt Income	$ 147,954,063	$ 117,867,515
Long-term Capital Gains	393,518	-
Total	$ 148,347,581	$ 117,867,515

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for the Fund. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent and accounting expenses by $68,680 and $4,562,638 and $3,238, respectively.

Annual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Money Market Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of New York Municipal Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of New York Municipal Money Market. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of New York Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of New York Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of New York Municipal Money Market. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of New York Municipal Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of New York Municipal Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of New York Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of New York Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of New York Municipal Money Market. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2008, $662,466, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends were free from federal income tax, and 40.75% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
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Buying shares

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Selling shares

Fidelity Investments
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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

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(U.K.) Limited

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General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NFS-UANN-0308
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, January 31, 2008, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity New York AMT Tax-Free Money Market Fund	$31,000	$27,000
Fidelity New York Municipal Money Market Fund	$31,000	$29,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity New York AMT Tax-Free Money Market Fund	$0	$0
Fidelity New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Fidelity New York AMT Tax-Free Money Market Fund	$4,500	$4,200
Fidelity New York Municipal Money Market Fund	$4,500	$4,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Fidelity New York AMT Tax-Free Money Market Fund	$0	$0
Fidelity New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate fees billed by Deloitte Entities of $680,000A and $725,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$10,000	$10,000
Non-Covered Services	$670,000	$715,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 28, 2008